Equity Instruments - Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Apr. 13, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Authorized (in shares)	10,000,000	125,419,265
Issued (in shares)	0	117,734,383
Outstanding (in shares)	0	117,734,383		27,967,896
Original issue price per share (in usd per share)	$ 0		$ 0.37534
Liquidation Preference	$ 0	$ 133,762
Carrying value	$ 0	$ 123,704		$ 101,858
Series A
Temporary Equity [Line Items]
Authorized (in shares)		8,906,694
Issued (in shares)		6,726,134
Outstanding (in shares)		6,726,134
Original issue price per share (in usd per share)		$ 2.928
Liquidation Preference		$ 19,696
Carrying value		$ 17,030
Series B
Temporary Equity [Line Items]
Authorized (in shares)		10,385,804
Issued (in shares)		8,386,456
Outstanding (in shares)		8,386,456
Original issue price per share (in usd per share)		$ 3.851
Liquidation Preference		$ 32,300
Carrying value		$ 32,176
Series C
Temporary Equity [Line Items]
Authorized (in shares)		8,848,760
Issued (in shares)		8,399,058
Outstanding (in shares)		8,399,058
Original issue price per share (in usd per share)		$ 5.524
Liquidation Preference		$ 46,400
Carrying value		$ 39,378
Series D
Temporary Equity [Line Items]
Authorized (in shares)		97,278,007
Issued (in shares)		94,222,735
Outstanding (in shares)		94,222,735
Original issue price per share (in usd per share)		$ 0.375
Liquidation Preference		$ 35,366
Carrying value		$ 35,120